                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-54

                       RIVERSOURCE INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 09/30

Date of reporting period: 12/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                            RIVERSOURCE BALANCED FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (61.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Boeing                                                 71,205(q)           $3,038,317
General Dynamics                                       19,939               1,148,287
Goodrich                                               39,846               1,475,099
Honeywell Intl                                        105,642               3,468,227
L-3 Communications Holdings                            13,925               1,027,387
Lockheed Martin                                        30,871               2,595,634
Spirit AeroSystems Holdings Cl A                       36,173(b)              367,879
United Technologies                                    46,572               2,496,259
                                                                      ---------------
Total                                                                      15,617,089
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
Delta Air Lines                                       102,786(b)            1,177,928
-------------------------------------------------------------------------------------


BEVERAGES (1.1%)
Coca-Cola                                              97,603               4,418,487
PepsiCo                                                30,693               1,681,056
                                                                      ---------------
Total                                                                       6,099,543
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.6%)
Amgen                                                  36,503(b)            2,108,049
Genzyme                                                16,812(b)            1,115,812
                                                                      ---------------
Total                                                                       3,223,861
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                  55,446                 617,114
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.7%)
Bank of New York Mellon                                53,773               1,523,389
Blackstone Group LP                                    52,405                 342,205
Goldman Sachs Group                                    18,430               1,555,307
State Street                                            9,785                 384,844
                                                                      ---------------
Total                                                                       3,805,745
-------------------------------------------------------------------------------------


CHEMICALS (0.7%)
Dow Chemical                                          118,877               1,793,854
Eastman Chemical                                       15,561                 493,439
EI du Pont de Nemours & Co                             64,817               1,639,870
                                                                      ---------------
Total                                                                       3,927,163
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.8%)
SunTrust Banks                                         27,789                 820,887
Wells Fargo & Co                                      127,168               3,748,913
                                                                      ---------------
Total                                                                       4,569,800
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems                                         172,897(b)            2,818,221
Motorola                                              146,608                 649,473
Nokia ADR                                              93,628(c)            1,460,597
QUALCOMM                                               46,873               1,679,460
                                                                      ---------------
Total                                                                       6,607,751
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.5%)
Apple                                                   6,569(b)              560,664
Hewlett-Packard                                       117,885               4,278,047
IBM                                                    39,308               3,308,161
SanDisk                                                35,314(b)              339,014
                                                                      ---------------
Total                                                                       8,485,886
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.4%)
Fluor                                                  19,599                 879,407
KBR                                                    96,678               1,469,506
                                                                      ---------------
Total                                                                       2,348,913
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.1%)
American Express                                       44,709                 829,352
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.3%)
Apollo Management LP                                   89,500(d,m)            134,250
Bank of America                                       451,716               6,360,161
Citigroup                                             462,716               3,104,824
JPMorgan Chase & Co                                   283,313               8,932,860
                                                                      ---------------
Total                                                                      18,532,095
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (5.3%)
AT&T                                                  491,280              14,001,480
Deutsche Telekom                                       84,853(c)            1,286,291
Verizon Communications                                421,866              14,301,258
                                                                      ---------------
Total                                                                      29,589,029
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (1.2%)
Entergy                                                19,946               1,658,111
Exelon                                                 31,566               1,755,385
FPL Group                                              18,826                 947,513
PPL                                                    25,581                 785,081
Southern                                               46,017               1,702,629
                                                                      ---------------
Total                                                                       6,848,719
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.6%)
ABB ADR                                               149,003(c)            2,236,535
Emerson Electric                                       37,526               1,373,827
                                                                      ---------------
Total                                                                       3,610,362
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                       32,532(c)              527,344
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.2%)
Baker Hughes                                           78,947               2,531,830
Cameron Intl                                           11,600(b)              237,800
Halliburton                                           207,040               3,763,987
Oil States Intl                                        12,766(b)              238,597
Schlumberger                                           57,690               2,442,018
Transocean                                            143,678(b)            6,788,785
Weatherford Intl                                      202,578(b)            2,191,894
                                                                      ---------------
Total                                                                      18,194,911
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.8%)
CVS Caremark                                           71,945               2,067,699
Wal-Mart Stores                                       145,018               8,129,709
                                                                      ---------------
Total                                                                      10,197,408
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
ONEOK                                                  36,418               1,060,492
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Boston Scientific                                     188,991(b)            1,462,790
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.2%)
Aetna                                                  50,961               1,452,388
Cardinal Health                                        27,444                 945,995
CIGNA                                                  34,930                 588,571
Humana                                                 25,129(b)              936,809
McKesson                                               16,157                 625,761
UnitedHealth Group                                     77,648               2,065,436
                                                                      ---------------
Total                                                                       6,614,960
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.4%)
Carnival Unit                                         103,567               2,518,749
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (1.2%)
Centex                                                169,922               1,807,971
DR Horton                                             161,063               1,138,715
KB Home                                               117,131(q)            1,595,324
Lennar Cl A                                           146,284               1,268,282
Whirlpool                                              26,684               1,103,383
                                                                      ---------------
Total                                                                       6,913,675
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.3%)
3M                                                     13,801                 794,110
Tyco Intl                                              43,202(c)              933,163
                                                                      ---------------
Total                                                                       1,727,273
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INSURANCE (5.9%)
ACE                                                   124,651(c)           $6,596,531
AFLAC                                                  90,815               4,162,960
Arch Capital Group                                     13,745(b,c)            963,525
Chubb                                                  38,598               1,968,498
Endurance Specialty Holdings                           23,008(c)              702,434
Everest Re Group                                       73,978(c)            5,632,685
Marsh & McLennan Companies                            151,038               3,665,692
Prudential Financial                                   92,886               2,810,730
RenaissanceRe Holdings                                 18,287(c)              942,878
Travelers Companies                                    79,645               3,599,954
XL Capital Cl A                                       513,085(c)            1,898,415
                                                                      ---------------
Total                                                                      32,944,302
-------------------------------------------------------------------------------------


IT SERVICES (0.1%)
Automatic Data Processing                              10,667                 419,639
MasterCard Cl A                                         2,219                 317,162
                                                                      ---------------
Total                                                                         736,801
-------------------------------------------------------------------------------------


MACHINERY (3.8%)
Caterpillar                                           219,535               9,806,628
Deere & Co                                             40,892               1,566,981
Eaton                                                  48,318               2,401,888
Flowserve                                              15,160                 780,740
Illinois Tool Works                                   133,651               4,684,468
Ingersoll-Rand Cl A                                    15,253(c)              264,640
Manitowoc                                              29,458                 255,106
Parker Hannifin                                        35,881               1,526,378
                                                                      ---------------
Total                                                                      21,286,829
-------------------------------------------------------------------------------------


MEDIA (0.1%)
Sirius XM Radio                                       934,242(b)              112,109
Virgin Media                                          127,790(m)              637,672
                                                                      ---------------
Total                                                                         749,781
-------------------------------------------------------------------------------------


METALS & MINING (0.1%)
Alcoa                                                  74,831                 842,597
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.6%)
JC Penney                                              51,763               1,019,731
Kohl's                                                 23,510(b)              851,062
Macy's                                                 50,496                 522,634
Target                                                 29,980               1,035,209
                                                                      ---------------
Total                                                                       3,428,636
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.6%)
Dominion Resources                                     46,453               1,664,876
Xcel Energy                                            96,499               1,790,056
                                                                      ---------------
Total                                                                       3,454,932
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (8.5%)
Anadarko Petroleum                                     77,477               2,986,738
Apache                                                 39,610               2,952,133
BP ADR                                                 47,370(c)            2,214,074
Chevron                                               202,091              14,948,672
ConocoPhillips                                        164,754               8,534,258
Devon Energy                                           35,768               2,350,315
Exxon Mobil                                           129,894              10,369,439
Marathon Oil                                           32,612                 892,264
Petroleo Brasileiro ADR                                27,609(c)              676,144
Royal Dutch Shell ADR                                  25,766(c)            1,364,052
                                                                      ---------------
Total                                                                      47,288,089
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                             75,038                 885,448
Weyerhaeuser                                           29,742                 910,403
                                                                      ---------------
Total                                                                       1,795,851
-------------------------------------------------------------------------------------


PHARMACEUTICALS (4.7%)
Bristol-Myers Squibb                                  190,751               4,434,961
Johnson & Johnson                                      45,938               2,748,471
Merck & Co                                            137,726               4,186,870
Pfizer                                                522,264               9,249,295
Schering-Plough                                       140,470               2,392,204
Wyeth                                                  92,541               3,471,213
                                                                      ---------------
Total                                                                      26,483,014
-------------------------------------------------------------------------------------


ROAD & RAIL (0.1%)
Hertz Global Holdings                                  60,741(b)              307,957
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Atmel                                                 257,910(b)              807,258
Fairchild Semiconductor Intl                          106,012(b)              518,399
Infineon Technologies                                  62,307(b,c)             83,446
Infineon Technologies ADR                             111,492(b,c)            156,089
Intel                                                 686,616              10,065,790
Micron Technology                                     358,340(b)              946,018
ON Semiconductor                                       56,710(b)              192,814
Spansion Cl A                                         177,366(b)               33,575
Teradyne                                              175,409(b)              740,226
                                                                      ---------------
Total                                                                      13,543,615
-------------------------------------------------------------------------------------


SOFTWARE (1.0%)
Microsoft                                             177,590               3,452,349
Oracle                                                106,597(b)            1,889,965
                                                                      ---------------
Total                                                                       5,342,314
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.7%)
Home Depot                                             93,285               2,147,421
Lowe's Companies                                       77,242               1,662,248
                                                                      ---------------
Total                                                                       3,809,669
-------------------------------------------------------------------------------------


TOBACCO (2.7%)
Lorillard                                             155,205               8,745,802
Philip Morris Intl                                    129,418               5,630,977
UST                                                    12,431                 862,463
                                                                      ---------------
Total                                                                      15,239,242
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel                                         142,329(b)              260,462
Vodafone Group ADR                                    106,191(c)            2,170,544
                                                                      ---------------
Total                                                                       2,431,006
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $438,160,296)                                                     $344,792,587
-------------------------------------------------------------------------------------





BONDS (41.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%            $140,000(d)         $123,550
 06-15-35                               6.63              205,000             173,533
Petroleos de Venezuela
 04-12-17                               5.25              384,000             138,240
                                                                      ---------------
Total                                                                         435,323
-------------------------------------------------------------------------------------


SOVEREIGN (0.3%)(c)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75              201,000(d)           73,573
Republic of Argentina
 09-12-13                               7.00              332,000             106,240
Republic of Argentina
 Sr Unsecured
 12-15-35                               0.00              359,000(h)            8,975
Republic of Colombia
 01-27-17                               7.38              200,000             206,500
 09-18-37                               7.38              100,000              98,000
Republic of El Salvador
 06-15-35                               7.65               68,000(d)           43,180
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88               81,000(d)           65,610
 10-12-35                               8.50              100,000(d)           85,000
Republic of Philippines
 01-14-31                               7.75              300,000             303,000
Republic of Turkey
 09-26-16                               7.00              100,000              97,500
 04-03-18                               6.75              205,000             193,725
 03-17-36                               6.88              302,000             250,660
Republic of Uruguay
 05-17-17                               9.25              100,000             102,000
Republic of Venezuela
 02-26-16                               5.75               86,000              36,550
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50               87,000              45,240
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63               81,000              68,040
Russian Federation
 03-31-30                               7.50              116,620(d)          101,751
                                                                      ---------------
Total                                                                       1,753,583
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (5.1%)
Federal Home Loan Mtge Corp
 04-16-37                               6.00            5,730,000           5,997,288
Federal Home Loan Mtge Corp
 Sub Nts
 12-14-18                               5.00            2,013,000           2,086,505
Federal Natl Mtge Assn
 01-02-14                               5.13            4,012,000           4,239,721
 11-15-30                               6.63              970,000           1,400,488
 07-15-37                               5.63            1,040,000           1,327,942
U.S. Treasury
 12-31-13                               1.50              400,000             399,094
 11-15-18                               3.75            1,310,000(q)        1,482,959
 02-15-29                               5.25            3,105,000           4,117,522
 02-15-38                               4.38              610,000             817,019
 05-15-38                               4.50            1,160,000           1,583,219


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (CONT.)
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00%          $2,069,427(g)       $1,960,147
 01-15-15                               1.63            3,630,688(g)        3,365,799
                                                                      ---------------
Total                                                                      28,777,703
-------------------------------------------------------------------------------------


ASSET-BACKED (1.1%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49              775,000(j)          720,629
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
 03-20-10                               0.62            1,175,889(d,i)      1,151,145
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15              575,000(d)          531,268
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92              694,312             606,642
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               0.73              189,561(i)          131,781
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04              450,000(d,j)        409,827
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            1,350,000(d,j)      1,001,565
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               0.00            1,350,000(k)          135,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88            1,900,000(k)          353,282
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                              50.00              800,000(k)           68,960
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57              421,384             404,049
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31              190,000(v)           18,064
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              125,000(v)            9,340
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01              180,000(v)           11,413
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45              575,000(d)          493,399
                                                                      ---------------
Total                                                                       6,046,364
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (3.3%)(f)
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57              900,000             799,702
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47              825,000             567,526
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68            1,650,000           1,585,233
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43              350,000             274,343
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23              375,000             299,066
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03              375,631             374,244
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               2.20              300,000(d,i)        238,104
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72              750,000             475,899
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60              475,000             392,699
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82              170,125             156,953
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25              350,000(d)          299,906
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88              400,000             375,298
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               2.73              950,000(d,i)        570,535
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.80              575,000              85,486
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13              308,324             281,356
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97              203,676             186,551
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18              550,000             532,829
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            1,108,499           1,030,225
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00            1,275,000             743,798
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48              650,000             505,554
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79              650,000             472,332
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 02-12-51                               5.90            1,375,000             585,159
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.20              525,000(d)           82,689
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97              650,000             555,068
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86              600,000             468,123
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37              600,000             449,772
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42              700,000             493,645
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61              116,277             107,738
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71              219,619             202,109
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34              216,423             211,356
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59              700,000             597,004
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.80              475,000             374,186
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               5.88              700,000             495,413
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08            2,125,000(d)        1,770,220
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09              600,000             501,221
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58              350,000             293,211
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73              700,000             582,084
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31              175,000             131,143
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34            1,290,000             607,052
                                                                      ---------------
Total                                                                      18,754,832
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


MORTGAGE-BACKED (17.3%)(f,t)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.18%            $800,761(l)         $424,311
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00              680,299             489,387
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00            2,010,835           1,068,649
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25               41,117(d,m)          5,090
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.10              875,000(d,l)        580,674
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,062,724             944,164
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73              659,593(k)           91,408
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75              392,341             383,023
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50              592,580             377,601
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00              936,293             729,275
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            1,029,103             524,199
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00            1,056,250             650,975
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00            1,368,829             907,134
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00              745,425(d)          514,402
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.33              577,945(l)          224,494
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                              20.00            3,089,248(k)               93
Federal Home Loan Mtge Corp
 01-01-39                               5.50            3,000,000(e)        3,070,314
 01-01-39                               6.00            3,000,000(e)        3,090,000
 01-01-39                               6.50            3,500,000(e)        3,634,533
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00              934,598             967,203
Federal Home Loan Mtge Corp #C65869
 04-01-32                               6.00              585,931             609,343
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              646,848             681,804
Federal Home Loan Mtge Corp #C79925
 06-01-33                               5.50            1,576,750           1,617,960
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50              308,933             319,534
Federal Home Loan Mtge Corp #E93097
 12-01-17                               5.50              940,906             973,829
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00              473,545             489,517
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            1,054,014           1,090,002
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00            1,002,346           1,053,373
Federal Home Loan Mtge Corp #G11302
 07-01-17                               7.00              910,213             953,674
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                               0.17              527,215(k)           55,440
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
 06-15-32                              77.27              739,973(k)           55,794
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1614 Cl MZ Trust Series Z
 11-15-23                               6.50               54,507(s)           57,101
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50              852,990             866,154
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50              372,991             395,594
Federal Natl Mtge Assn
 01-01-24                               4.50            1,600,000(e)        1,635,000
 01-01-24                               5.00            1,000,000(e)        1,026,250
 12-01-38                               4.50            2,000,000(e)        2,026,876
 01-01-39                               5.00            9,500,000(e)        9,698,910
 01-01-39                               5.50            7,500,000(e)        7,687,500
 01-01-39                               6.00            4,175,000(e)        4,297,641
 01-01-39                               7.00            2,500,000(e)        2,617,188
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              140,025             151,128
Federal Natl Mtge Assn #250322
 08-01-25                               7.50              273,779             290,689
Federal Natl Mtge Assn #254236
 03-01-17                               6.50              502,140             521,744
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              224,253             237,603
Federal Natl Mtge Assn #545008
 06-01-31                               7.00              861,493             914,200
Federal Natl Mtge Assn #545869
 07-01-32                               6.50              163,522             172,079
Federal Natl Mtge Assn #555376
 04-01-18                               4.50            1,085,830           1,116,854
Federal Natl Mtge Assn #555734
 07-01-23                               5.00              794,506             814,795
Federal Natl Mtge Assn #653730
 09-01-32                               6.50              591,572             621,377
Federal Natl Mtge Assn #654686
 11-01-32                               6.00              837,851             868,608
Federal Natl Mtge Assn #662061
 09-01-32                               6.50              427,288             445,849
Federal Natl Mtge Assn #670387
 08-01-32                               7.00              107,923             114,191
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            1,599,427           1,665,389
Federal Natl Mtge Assn #688002
 03-01-33                               5.50              860,308             888,162
Federal Natl Mtge Assn #688691
 03-01-33                               5.50              370,149             380,344
Federal Natl Mtge Assn #689093
 07-01-28                               5.50              540,982             559,686
Federal Natl Mtge Assn #712057
 07-01-18                               4.50              317,124             326,184
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            1,364,273           1,403,540
Federal Natl Mtge Assn #731019
 07-01-33                               5.50              835,918             861,918
Federal Natl Mtge Assn #732094
 08-01-18                               5.50              518,266             536,578
Federal Natl Mtge Assn #745079
 12-01-20                               5.00              803,131             826,580
Federal Natl Mtge Assn #745563
 08-01-34                               5.50            2,312,251           2,375,936
Federal Natl Mtge Assn #747339
 10-01-23                               5.50            1,052,569           1,092,655
Federal Natl Mtge Assn #747584
 11-01-28                               5.50            1,054,347           1,090,800
Federal Natl Mtge Assn #753085
 12-01-33                               6.50              709,299             741,138
Federal Natl Mtge Assn #759342
 01-01-34                               6.50            1,013,717           1,063,005
Federal Natl Mtge Assn #768117
 08-01-34                               5.44              360,246(l)          362,999
Federal Natl Mtge Assn #776962
 04-01-29                               5.00            1,535,542           1,581,721
Federal Natl Mtge Assn #804442
 12-01-34                               6.50              605,112             630,262
Federal Natl Mtge Assn #881629
 02-01-36                               5.50            2,127,438           2,169,987


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               8.67%          $1,652,995(k)         $268,400
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                              22.49              406,824(k)           30,885
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              26.67              306,607(k)           18,502
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                               0.00            1,952,387(k)          206,593
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-01-37                               0.00            2,254,068(k)          236,501
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00              327,686             345,059
Govt Natl Mtge Assn
 01-01-39                               5.50            1,000,000(e)        1,026,568
 01-01-39                               6.00            1,000,000(e)        1,031,562
Govt Natl Mtge Assn #604708
 10-15-33                               5.50              870,087             899,244
Govt Natl Mtge Assn #616257
 02-15-34                               5.00            1,044,812           1,075,119
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              33.69              603,814(k)           43,232
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                             239.30               78,048(k)            1,490
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               0.92              608,124(l)          171,093
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               4.82            8,256,310(b,k,w)           --
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50            3,170,685           1,390,149
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00              835,882             750,603
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            1,484,325           1,384,815
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00              704,394             637,096
Residential Accredit Loan
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00              722,066             465,673
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.91            1,346,107(l)          757,797
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50            1,418,522           1,132,324
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.29              647,791(l)          438,311
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00            1,592,480           1,147,021
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50            1,271,059             921,518
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11            1,373,925(l)          942,437
                                                                      ---------------
Total                                                                      97,033,406
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
Moog
 Sr Sub Nts
 06-15-18                               7.25               85,000(d)           68,000
-------------------------------------------------------------------------------------


BANKING (0.2%)
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63            1,345,000             939,923
-------------------------------------------------------------------------------------


BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88               25,000(b,e,x)        2,375
 05-02-18                               6.88              720,000(b,x)         68,400
                                                                      ---------------
Total                                                                          70,775
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
Airgas
 10-01-18                               7.13              250,000(d)          213,125
Chemtura
 06-01-16                               6.88              190,000              96,900
INVISTA
 Sr Unsecured
 05-01-12                               9.25              628,000(d)          439,600
NALCO
 11-15-11                               7.75              180,000             172,800
                                                                      ---------------
Total                                                                         922,425
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.2%)
Clorox
 Sr Unsecured
 10-15-12                               5.45              450,000             441,812
 03-01-13                               5.00              675,000             667,672
Jarden
 05-01-17                               7.50              300,000             204,000
                                                                      ---------------
Total                                                                       1,313,484
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.1%)
Tyco Electronics Group
 10-01-12                               6.00               80,000(c)           72,168
 01-15-14                               5.95              645,000(c)          544,693
                                                                      ---------------
Total                                                                         616,861
-------------------------------------------------------------------------------------


ELECTRIC (2.6%)
Aquila
 Sr Unsecured
 07-01-12                              11.88              125,000             126,250
Cleveland Electric Illuminating
 1st Mtge
 11-15-18                               8.88              825,000             896,924
Consumers Energy
 1st Mtge
 09-15-18                               5.65               95,000              91,226
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80            1,680,000           1,676,580
Detroit Edison
 10-01-13                               6.40              470,000             488,428
Duke Energy Carolinas LLC
 1st Refunding Mtge
 10-01-15                               5.30              230,000             239,895
Duke Energy Carolinas LLC
 1st Refunding Mtge Series C
 11-15-18                               7.00              125,000             144,261
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38            1,095,000           1,128,468
Duke Energy Indiana
 1st Mtge
 08-15-38                               6.35              250,000             266,718
Edison Mission Energy
 Sr Unsecured
 06-15-13                               7.50              150,000             137,250
 06-15-16                               7.75               90,000              80,100
Exelon
 Sr Unsecured
 06-15-10                               4.45            1,160,000           1,119,837


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45%            $510,000            $497,753
Florida Power
 1st Mtge
 06-15-38                               6.40              360,000             402,026
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05              815,000             690,684
Majapahit Holding
 10-17-16                               7.75              100,000(c,d)         57,000
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56               23,374              22,323
Nevada Power
 08-01-18                               6.50              500,000             485,205
Nevada Power
 Series M
 03-15-16                               5.95              430,000             410,603
NiSource Finance
 03-01-13                               6.15              425,000             327,480
Northern States Power
 Sr Unsecured
 08-01-09                               6.88              965,000             971,941
NRG Energy
 02-01-16                               7.38              625,000             581,250
Pacific Gas & Electric
 Sr Unsecured
 10-15-18                               8.25              400,000             474,695
PacifiCorp
 1st Mtge
 09-15-13                               5.45              285,000             291,513
 07-15-38                               6.35              460,000             484,077
Portland General Electric
 03-15-10                               7.88              420,000             431,116
Potomac Electric Power
 1st Mtge
 12-15-38                               7.90               75,000              86,878
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40              295,000             241,943
PPL Electric Utilities
 1st Mtge
 11-30-13                               7.13              585,000             618,955
Sierra Pacific Power
 Series M
 05-15-16                               6.00              940,000             899,543
Southern California Edison
 1st Mtge
 03-15-14                               5.75              175,000             185,914
                                                                      ---------------
Total                                                                      14,556,836
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (0.7%)
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75              430,000             434,668
Cott Beverages USA
 12-15-11                               8.00              375,000             228,750
Dr Pepper Snapple Group
 05-01-18                               6.82              595,000(d)          586,879
Molson Coors Capital Finance
 09-22-10                               4.85            1,605,000(c)        1,581,540
SABMiller
 01-15-14                               5.70            1,395,000(c,d)      1,269,824
                                                                      ---------------
Total                                                                       4,101,661
-------------------------------------------------------------------------------------


GAMING (0.1%)
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13              399,000             235,410
MGM Mirage
 Sr Secured
 11-15-13                              13.00              220,000(d)          211,200
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00              105,000              64,050
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38              185,000(d)          101,750
                                                                      ---------------
Total                                                                         612,410
-------------------------------------------------------------------------------------


GAS PIPELINES (0.8%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75              520,000             497,718
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80            1,012,000             871,830
El Paso
 Sr Unsecured
 12-12-13                              12.00              200,000             198,500
 06-15-14                               6.88               60,000              48,439
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75              250,000             243,160
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80              185,000(d)          159,122
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95              765,000             676,490
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90              490,000(d)          388,304
Southern Star Central
 Sr Nts
 03-01-16                               6.75              210,000             174,300
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40              731,000             667,312
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00              385,000             377,838
                                                                      ---------------
Total                                                                       4,303,013
-------------------------------------------------------------------------------------


HEALTH CARE (0.2%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65              415,000             400,027
DaVita
 03-15-13                               6.63              140,000             133,000
Omnicare
 12-15-13                               6.75              365,000             310,250
 12-15-15                               6.88               50,000              41,000
Select Medical
 02-01-15                               7.63               75,000              39,750
                                                                      ---------------
Total                                                                         924,027
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (--%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30              240,000             146,857
 03-15-17                               5.95              160,000              83,415
                                                                      ---------------
Total                                                                         230,272
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.4%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               2.40              210,000(i)          200,933
 09-15-16                               5.95              990,000             874,476
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75              325,000(c)          270,446
Chesapeake Energy
 01-15-16                               6.63              255,000             201,450
 01-15-16                               6.88              380,000             304,000
EnCana Holdings Finance
 05-01-14                               5.80              940,000(c)          880,604
EnCana
 Sr Unsecured
 11-01-11                               6.30            1,335,000(c)        1,310,396
 10-15-13                               4.75              120,000(c)          104,984
 08-15-37                               6.63               40,000(c)           32,212
Nexen
 Sr Unsecured
 11-20-13                               5.05              290,000(c)          267,672
 05-15-37                               6.40              515,000(c)          402,978
Quicksilver Resources
 08-01-15                               8.25              350,000             222,250
SandRidge Energy
 06-01-18                               8.00              260,000(d)          143,000
XTO Energy
 Sr Unsecured
 02-01-14                               4.90            1,910,000           1,712,011
 01-31-15                               5.00              470,000             420,844
 06-30-15                               5.30              390,000             355,265
                                                                      ---------------
Total                                                                       7,703,521
-------------------------------------------------------------------------------------


INTEGRATED ENERGY (0.4%)
BP Capital Markets
 11-07-13                               5.25              720,000(c)          757,647
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90              900,000             741,277
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80              885,000(c)          667,851
Suncor Energy
 Sr Unsecured
 06-01-39                               6.85              255,000(c)          203,239


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INTEGRATED ENERGY (CONT.)
TNK-BP Finance
 03-13-18                               7.88%            $100,000(c,d)        $51,125
                                                                      ---------------
Total                                                                       2,421,139
-------------------------------------------------------------------------------------


LIFE INSURANCE (0.6%)
MetLife
 Sr Unsecured Series A
 08-15-18                               6.82              450,000             429,848
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13            1,205,000(d)        1,146,324
Pricoa Global Funding I
 Sr Secured
 10-18-12                               5.40              970,000(d)          854,365
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30              760,000             718,851
                                                                      ---------------
Total                                                                       3,149,388
-------------------------------------------------------------------------------------


MEDIA CABLE (0.5%)
Comcast
 03-15-11                               5.50            1,325,000           1,311,975
 03-15-37                               6.45              835,000             830,923
 05-15-38                               6.40              280,000             275,581
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13              494,000             491,530
Videotron
 04-15-18                               9.13              115,000(c,d)        106,950
Virgin Media Finance
 04-15-14                               8.75               90,000(c)           67,500
                                                                      ---------------
Total                                                                       3,084,459
-------------------------------------------------------------------------------------


MEDIA NON CABLE (1.6%)
British Sky Broadcasting Group
 02-23-09                               6.88            1,515,000(c)        1,519,893
 02-15-18                               6.10              800,000(c,d)        656,879
DIRECTV Holdings LLC/Financing
 05-15-16                               7.63              335,000             324,950
EchoStar DBS
 10-01-13                               7.00              170,000             147,475
 10-01-14                               6.63              306,000             255,510
 02-01-16                               7.13              275,000             229,625
Lamar Media
 08-15-15                               6.63              570,000             411,825
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70              545,000             357,289
News America
 12-15-35                               6.40              815,000             753,270
 11-15-37                               6.65               95,000              94,027
Nielsen Finance LLC
 08-01-14                              10.00              145,000             116,000
Rainbow Natl Services LLC
 09-01-12                               8.75              135,000(d)          121,500
Reed Elsevier Capital
 08-01-11                               6.75              840,000             822,840
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13            1,415,000           1,006,764
Thomson Reuters
 10-01-14                               5.70            1,700,000(c)        1,541,038
 07-15-18                               6.50              550,000(c)          500,139
                                                                      ---------------
Total                                                                       8,859,024
-------------------------------------------------------------------------------------


METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38              640,000             524,800
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (0.1%)
Gaz Capital
 Secured
 11-22-16                               6.21              100,000(c,d)         64,500
Halliburton
 Sr Unsecured
 09-15-38                               6.70              495,000             530,419
                                                                      ---------------
Total                                                                         594,919
-------------------------------------------------------------------------------------


PACKAGING (0.2%)
Crown Americas LLC/Capital
 11-15-15                               7.75              335,000             333,325
Owens-Brockway Glass Container
 05-15-13                               8.25              515,000             507,275
Vitro
 02-01-17                               9.13              330,000(c)           99,000
                                                                      ---------------
Total                                                                         939,600
-------------------------------------------------------------------------------------


PAPER (--%)
Georgia-Pacific LLC
 01-15-17                               7.13              130,000(d)          109,200
NewPage
 Sr Secured
 05-01-12                              10.00              260,000             114,400
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              125,000(b,y)         23,750
                                                                      ---------------
Total                                                                         247,350
-------------------------------------------------------------------------------------


RAILROADS (0.4%)
CSX
 Sr Unsecured
 03-15-12                               6.30              480,000             464,749
 03-15-13                               5.75            1,030,000             967,809
 04-01-15                               6.25              775,000             760,748
                                                                      ---------------
Total                                                                       2,193,306
-------------------------------------------------------------------------------------


REITS (0.1%)
Brandywine Operating Partnership LP
 05-01-17                               5.70              170,000              89,873
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75              460,000             329,827
Simon Property Group LP
 Sr Unsecured
 12-01-16                               5.25               80,000              51,119
                                                                      ---------------
Total                                                                         470,819
-------------------------------------------------------------------------------------


RETAILERS (0.2%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20              230,000             223,643
Macys Retail Holdings
 07-15-09                               4.80            1,140,000           1,080,534
Neiman Marcus Group
 Pay-in-kind
 10-15-15                               9.00               60,000(u)           26,400
                                                                      ---------------
Total                                                                       1,330,577
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Kroger
 04-15-12                               6.75              330,000             338,427
-------------------------------------------------------------------------------------


TECHNOLOGY (0.1%)
Communications & Power Inds
 02-01-12                               8.00               15,000              12,694
SunGard Data Systems
 08-15-13                               9.13              436,000             377,140
                                                                      ---------------
Total                                                                         389,834
-------------------------------------------------------------------------------------


TOBACCO (0.3%)
Philip Morris Intl
 Sr Unsecured
 03-17-14                               6.88            1,310,000           1,376,663
 05-16-18                               5.65              400,000             396,533
                                                                      ---------------
Total                                                                       1,773,196
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.3%)
Erac USA Finance
 10-15-17                               6.38            2,095,000(d)        1,222,929
Hertz
 01-01-14                               8.88              333,000             204,795
                                                                      ---------------
Total                                                                       1,427,724
-------------------------------------------------------------------------------------


TREASURY (--%)
Govt of Indonesia
 07-15-22                              10.25        1,848,000,000(c)          131,961
-------------------------------------------------------------------------------------


WIRELESS (0.2%)
Centennial Communications
 Sr Nts
 01-01-13                               9.63              110,000(i)          106,700
Nextel Communications
 Series D
 08-01-15                               7.38              450,000             189,000
Nextel Communications
 Series E
 10-31-13                               6.88               20,000               8,500
Rogers Communications
 08-15-18                               6.80              650,000(c)          658,125
Sprint Capital
 01-30-11                               7.63              465,000             388,275
US Cellular
 Sr Unsecured
 12-15-33                               6.70               65,000              46,845
                                                                      ---------------
Total                                                                       1,397,445
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


WIRELINES (2.7%)
AT&T
 Sr Unsecured
 03-15-11                               6.25%          $1,630,000          $1,666,664
 01-15-38                               6.30              320,000             350,936
 05-15-38                               6.40              720,000             794,616
Frontier Communications
 Sr Unsecured
 01-15-13                               6.25              165,000             140,250
Qwest
 Sr Unsecured
 10-01-14                               7.50              595,000             493,850
Telecom Italia Capital
 11-15-13                               5.25            2,445,000(c)        1,864,313
Telefonica Europe
 09-15-10                               7.75            2,195,000(c)        2,228,720
TELUS
 Sr Unsecured
 06-01-11                               8.00            3,230,000(c)        3,212,518
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88            3,295,000           3,278,363
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65              595,000             573,820
Windstream
 08-01-16                               8.63              397,000             351,345
 03-15-19                               7.00              190,000             146,300
                                                                      ---------------
Total                                                                      15,101,695
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $255,495,418)                                                     $233,672,043
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (0.1%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%            $860,000            $465,518
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $859,914)                                                             $465,518
-------------------------------------------------------------------------------------



SENIOR LOANS (0.9%)(n)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (--%)
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 TBD                                     TBD             $276,000(e,p)       $113,160
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 TBD                                     TBD               65,000(e,p)         26,650
                                                                      ---------------
Total                                                                         139,810



CONSTRUCTION MACHINERY (--%)
Manitowoc
 Tranche B Term Loan
 08-25-14                               6.50%             125,000              87,875
-------------------------------------------------------------------------------------


CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
 Tranche B2 Term Loan
 TBD                                     TBD               30,000(e,p)         18,412
 10-24-13                          2.84-4.27              478,015             293,382
                                                                      ---------------
Total                                                                         311,794
-------------------------------------------------------------------------------------


ELECTRIC (0.1%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD              219,444(e,p)        152,075
 10-10-14                          3.96-5.37              610,000             422,730
                                                                      ---------------
Total                                                                         574,805
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (--%)
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                          4.66-6.80              395,000             269,390
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD               22,285(e,o,p)       17,349
 07-25-14                               3.40               11,142               8,674
Community Health Systems
 Term Loan
 07-25-14                          4.44-4.45              653,602             508,829
HCA
 Tranche B Term Loan
 11-18-13                               3.71            1,044,812             815,246
                                                                      ---------------
Total                                                                       1,350,098
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications LLC
 Term Loan
 03-06-14                          4.16-5.47              771,380             563,323
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.1%)
Idearc
 Tranche B Term Loan
 11-17-14                          2.47-3.46              330,585             100,356
Nielsen Finance LLC
 Term Loan
 08-09-13                          3.83-4.39              534,426(c)          358,957
                                                                      ---------------
Total                                                                         459,313
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Dresser
 Tranche B Term Loan
 05-04-14                          2.71-4.49              320,000             199,466
-------------------------------------------------------------------------------------


PAPER (0.1%)
Georgia-Pacific LLC
 Tranche B Term Loan
 TBD                                     TBD              376,818(e,p)        308,049
 12-20-12                          2.58-4.19              144,215             117,895
NewPage
 Term Loan
 12-22-14                               5.31               85,000              53,975
                                                                      ---------------
Total                                                                         479,919
-------------------------------------------------------------------------------------


RETAILERS (--%)
Neiman Marcus Group
 Term Loan
 TBD                                     TBD               75,000(e,p)         47,550
 04-06-13                               4.19              245,000             155,330
                                                                      ---------------
Total                                                                         202,880
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
SunGard Data Systems
 Term Loan
 TBD                                     TBD              154,606(e,p)        103,476
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (--%)
Hertz
 Letter of Credit
 TBD                                     TBD               31,815(e,p)         19,216
Hertz
 Tranche B Term Loan
 TBD                                     TBD              178,185(e,p)        107,624
                                                                      ---------------
Total                                                                         126,840
-------------------------------------------------------------------------------------


WIRELESS (0.1%)
Alltel Communications
 Tranche B2 Term Loan
 TBD                                     TBD              280,000(e,p)        275,380
 05-15-15                               4.37              115,000             113,103
                                                                      ---------------
Total                                                                         388,483
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $6,532,832)                                                         $5,257,472
-------------------------------------------------------------------------------------





MONEY MARKET FUND (3.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              17,408,226(r)        $17,408,226
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $17,408,226)                                                       $17,408,226
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $718,456,686)(z)                                                  $601,595,846
=====================================================================================






See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2008



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                 173            $7,785,865      March 2009          $221,881
S&P 500 Index                                         36             8,100,900      March 2009           230,726
U.S. Long Bond, 20-year                               21             2,898,984      March 2009           271,487
U.S. Treasury Note, 5-year                          (190)          (22,620,391)     April 2009          (679,630)
U.S. Treasury Note, 10-year                          (59)           (7,419,250)     March 2009          (413,867)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(369,403)
------------------------------------------------------------------------------------------------------------------




CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT DEC. 31, 2008



                                                                                PAY/
                                                                              RECEIVE
                                                REFERENCED        BUY/SELL     FIXED      EXPIRATION    NOTIONAL   UNREALIZED
COUNTERPARTY                                      ENTITY         PROTECTION     RATE         DATE        AMOUNT   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                             Home Depot                 Buy      .50%      March 20, 2011  $215,000      $9,081
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                             ConAgra Foods              Buy      .18       Sept. 20, 2011   430,000       5,324
------------------------------------------------------------------------------------------------------------------------------
Citibank                                  Reed Elsevier Capital      Buy      .26       Sept. 20, 2011   205,000      15,475
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                             FirstEnergy                Buy      .60        Dec. 20, 2011   115,000       1,843
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                       Kroger                     Buy      .36       March 20, 2012   330,000       5,318
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                       Cardinal Health            Buy     .225        June 20, 2012   415,000       6,314
------------------------------------------------------------------------------------------------------------------------------
Citibank                                  Clorox                     Buy      .31        Dec. 20, 2012   340,000       7,964
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank                       NiSource Finance           Buy      .55        Dec. 20, 2012   425,000      71,966
------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                               $123,285
------------------------------------------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Dec. 31, 2008, the value of foreign securities represented 9.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2008, the value of these securities amounted to $16,247,314 or 2.9% of net assets.

(e) At Dec. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $41,764,864.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2008.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC  --   Ambac Assurance Corporation
     FSA    --   Financial Security Assurance
     MBIA   --   MBIA Insurance Corporation


(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Dec. 31, 2008.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2008.


--------------------------------------------------------------------------------
9  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(m) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Apollo Management LP*                08-02-07 thru 01-16-08      $1,962,910
     Banc of America Funding*
       Series 2006-2 Cl N1
       7.25% 2046                         11-14-06 thru 07-21-08          40,773
     Virgin Media                         07-27-07 thru 07-29-08       1,737,612


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(n) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o) At Dec. 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                                  UNFUNDED
     BORROWER                                                                    COMMITMENT
     --------------------------------------------------------------------------------------
     Community Health Systems
       Delayed Draw                                                                $22,285


(p) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(q) At Dec. 31, 2008, investments in securities included securities valued at $3,282,875 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(s) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(t) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Dec. 31, 2008:

                                                           PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                                                AMOUNT        DATE       RECEIVABLE     VALUE
     ------------------------------------------------------------------------------------------------------
     Federal Natl Mtge Assn
       01-01-24 5.50%                                       $25,000      01-20-09       $25,418     $25,742


(u) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(v) On Dec. 17, 2007, Renaissance Home Equity Loan Trust Series 2007-2 filed a Chapter 11 bankruptcy petition.

(w)  Negligible market value.

(x) On Sept. 15, 2008, Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

(y) On Jan. 26, 2009, Smurfit-Stone Container Enterprises filed a Chapter 11 bankruptcy petition.

(z) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $718,457,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $21,117,000
     Unrealized depreciation                                                     (137,978,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(116,861,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
10  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec 31, 2008:

                                                                  FAIR VALUE AT DEC. 31, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                        $370,600,625      $225,893,860     $5,101,361     $601,595,846
Other financial instruments*                         (369,403)          123,285             --         (246,118)

---------------------------------------------------------------------------------------------------------------
Total                                            $370,231,222      $226,017,145     $5,101,361     $601,349,728
---------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                                    $6,204,852
  Accrued discounts/premiums                                                       (55,803)
  Realized gain (loss)                                                            (912,023)
  Change in unrealized appreciation (depreciation)                              (1,121,335)
  Net purchases (sales)                                                           (915,450)
  Transfers in and/or out of Level 3                                             1,901,120

--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                     $5,101,361
--------------------------------------------------------------------------------------------








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11  RIVERSOURCE BALANCED FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                   RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (96.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
Boeing                                                 642,399            $27,411,165
Goodrich                                               577,988             21,397,116
Honeywell Intl                                       1,136,693             37,317,631
                                                                      ---------------
Total                                                                      86,125,912
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.2%)
United Parcel Service Cl B                             934,443             51,543,876
-------------------------------------------------------------------------------------


AIRLINES (1.9%)
AMR                                                  1,418,486(b)          15,135,246
Continental Airlines Cl B                              572,291(b)          10,335,575
Delta Air Lines                                      2,692,838(b)          30,859,924
UAL                                                    861,565              9,494,446
US Airways Group                                     2,055,781(b)          15,891,187
                                                                      ---------------
Total                                                                      81,716,378
-------------------------------------------------------------------------------------


CHEMICALS (3.3%)
Air Products & Chemicals                               326,067             16,391,388
Dow Chemical                                         3,329,360             50,240,042
EI du Pont de Nemours & Co                           2,873,672             72,703,902
                                                                      ---------------
Total                                                                     139,335,332
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (0.5%)
US Bancorp                                             693,820             17,352,438
Wells Fargo & Co                                       148,504              4,377,898
                                                                      ---------------
Total                                                                      21,730,336
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.6%)
Waste Management                                       796,163             26,384,842
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (0.2%)
Telefonaktiebolaget LM Ericsson ADR                  1,061,911(c)           8,293,525
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (3.3%)
Hewlett-Packard                                      2,030,258             73,678,063
IBM                                                    752,482             63,328,885
                                                                      ---------------
Total                                                                     137,006,948
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.5%)
Fluor                                                  351,084             15,753,139
Insituform Technologies Cl A                           286,872(b)           5,648,510
                                                                      ---------------
Total                                                                      21,401,649
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.4%)
CEMEX ADR                                            1,898,498(b,c)        17,352,272
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.9%)
Bank of America                                      3,955,966             55,700,001
CIT Group                                            6,836,237             31,036,516
Citigroup                                            2,631,081             17,654,554
JPMorgan Chase & Co                                  1,913,250             60,324,772
                                                                      ---------------
Total                                                                     164,715,843
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
AT&T                                                 3,323,661             94,724,338
BT Group                                             4,223,039(c)           8,616,130
Deutsche Telekom ADR                                 3,309,874(c)          50,641,072
FairPoint Communications                                28,220                 92,562
Telefonos de Mexico ADR Series L                     1,015,743(c)          21,269,658
Telmex Internacional ADR                             1,015,743(c)          11,538,840
Verizon Communications                               1,480,374             50,184,679
                                                                      ---------------
Total                                                                     237,067,279
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.7%)
ABB ADR                                              1,617,975(c)          24,285,805
Hubbell Cl B                                           217,046              7,093,063
                                                                      ---------------
Total                                                                      31,378,868
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics                                       265,953(c)           4,311,098
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (5.1%)
Baker Hughes                                         1,096,781             35,173,767
BJ Services                                          1,601,779             18,692,761
Halliburton                                          3,238,515             58,876,202
Schlumberger                                           980,936             41,523,021
Tenaris ADR                                            696,541(c)          14,613,430
Transocean                                             969,851(b)          45,825,460
                                                                      ---------------
Total                                                                     214,704,641
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.0%)
Wal-Mart Stores                                      2,211,378            123,969,851
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (0.5%)
Humana                                                 560,058(b)          20,878,962
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.9%)
Carnival Unit                                        2,401,443             58,403,093
Royal Caribbean Cruises                              1,628,762             22,395,478
                                                                      ---------------
Total                                                                      80,798,571
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.2%)
Centex                                                 442,932              4,712,796
DR Horton                                              635,377              4,492,115
KB Home                                                365,589              4,979,322
Pulte Homes                                            517,039              5,651,236
Stanley Works                                        1,404,142             47,881,243
Whirlpool                                              621,336             25,692,244
                                                                      ---------------
Total                                                                      93,408,956
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Calpine                                                306,950(b)           2,234,596
CB Calpine Escrow                                    6,000,000(b,d)                 6
                                                                      ---------------
Total                                                                       2,234,602
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                     822,258             47,312,726
McDermott Intl                                         930,368(b)           9,192,036
Tyco Intl                                              944,909(c)          20,410,034
                                                                      ---------------
Total                                                                      76,914,796
-------------------------------------------------------------------------------------


INSURANCE (14.3%)
ACE                                                  2,088,716(c)         110,534,852
Allstate                                             1,087,079             35,612,708
Aon                                                  1,020,373             46,610,639
Axis Capital Holdings                                  832,441(c)          24,240,682
Endurance Specialty Holdings                         1,071,418(c)          32,710,392
Everest Re Group                                       153,845(c)          11,713,758
Lincoln Natl                                           638,002             12,019,958
Loews                                                1,292,233             36,505,582
Marsh & McLennan Companies                           4,012,994             97,395,364
Montpelier Re Holdings                               1,600,413(c)          26,870,934
PartnerRe                                              282,088(c)          20,104,412
RenaissanceRe Holdings                                 627,308(c)          32,344,000
Travelers Companies                                  1,835,679             82,972,691
XL Capital Cl A                                      7,132,073(c)          26,388,670
                                                                      ---------------
Total                                                                     596,024,642
-------------------------------------------------------------------------------------


IT SERVICES (0.3%)
Computer Sciences                                      335,652(b)          11,794,811
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MACHINERY (9.7%)
Caterpillar                                          3,275,651           $146,323,331
Deere & Co                                           1,107,423             42,436,449
Eaton                                                1,372,862             68,244,971
Illinois Tool Works                                  1,751,888             61,403,674
Ingersoll-Rand Cl A                                  2,152,740(c)          37,350,039
Parker Hannifin                                      1,188,314             50,550,878
                                                                      ---------------
Total                                                                     406,309,342
-------------------------------------------------------------------------------------


MEDIA (0.5%)
CBS Cl B                                             2,601,509             21,306,359
-------------------------------------------------------------------------------------


METALS & MINING (0.4%)
Alcoa                                                1,574,574             17,729,703
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.1%)
Macy's                                                 586,981              6,075,253
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (12.8%)
Anadarko Petroleum                                     461,139             17,776,908
Apache                                                 333,114             24,826,986
BP ADR                                               1,765,066(c)          82,499,185
Chevron                                              1,670,052            123,533,747
ConocoPhillips                                       1,600,895             82,926,362
Devon Energy                                           186,928             12,283,039
EnCana                                                 368,867(c)          17,144,938
Exxon Mobil                                            592,642             47,310,611
Marathon Oil                                         1,787,124             48,895,713
Petroleo Brasileiro ADR                              1,218,741(c)          29,846,967
Pioneer Natural Resources                              482,636              7,809,050
Spectra Energy                                         576,657              9,076,581
Total ADR                                              537,646(c)          29,731,824
                                                                      ---------------
Total                                                                     533,661,911
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (1.9%)
Intl Paper                                           3,374,729             39,821,802
Weyerhaeuser                                         1,330,748             40,734,196
                                                                      ---------------
Total                                                                      80,555,998
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.8%)
Abbott Laboratories                                    392,328             20,938,545
Bristol-Myers Squibb                                 2,922,912             67,957,705
Johnson & Johnson                                      662,924             39,662,743
Merck & Co                                           1,707,416             51,905,446
Pfizer                                               2,477,324             43,873,408
Schering-Plough                                      1,842,642             31,380,193
Wyeth                                                  749,756             28,123,348
                                                                      ---------------
Total                                                                     283,841,388
-------------------------------------------------------------------------------------


ROAD & RAIL (1.3%)
Burlington Northern Santa Fe                           386,116             29,232,842
Union Pacific                                          543,331             25,971,222
                                                                      ---------------
Total                                                                      55,204,064
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Intel                                                7,814,497            114,560,525
STMicroelectronics                                   2,939,464(c)          19,547,436
Taiwan Semiconductor Mfg ADR                         5,611,162(c)          44,328,180
                                                                      ---------------
Total                                                                     178,436,141
-------------------------------------------------------------------------------------


SOFTWARE (0.7%)
Microsoft                                            1,511,409             29,381,791
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (1.3%)
Home Depot                                           2,293,623             52,799,201
-------------------------------------------------------------------------------------


TOBACCO (3.3%)
Lorillard                                            1,922,317            108,322,562
Philip Morris Intl                                     702,501             30,565,819
                                                                      ---------------
Total                                                                     138,888,381
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $5,625,355,291)                                                 $4,053,283,522
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.3%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS
Schering-Plough
 6.00% Cv                                               80,000            $13,925,000
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $20,000,000)                                                       $13,925,000
-------------------------------------------------------------------------------------





BONDS (0.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $24,573,000          $20,389,987
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $24,573,000)                                                       $20,389,987
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              95,946,622(e)        $95,946,622
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $95,946,622)                                                       $95,946,622
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,765,874,913)(f)                                              $4,183,545,131
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 17.3% of net assets.

(d) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES              COST
     ---------------------------------------------------------------------
     CB Calpine Escrow                    12-20-01 thru 12-21-01       $--


(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(f) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $5,765,875,000 and the approximate aggregate gross unrealized depreciation based on that cost was:

     Unrealized appreciation                                                      $202,634,000
     Unrealized depreciation                                                    (1,784,964,000)

     -----------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(1,582,330,000)
     -----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
2 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                  FAIR VALUE AT DEC. 31, 2008
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                       $4,140,614,008     $42,931,117         $6         $4,183,545,131


The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Sept. 30, 2008                                                        $6
  Accrued discounts/premiums                                                        --
  Realized gain (loss)                                                              --
  Change in unrealized appreciation (depreciation)                                  --
  Net purchases (sales)                                                             --
  Transfers in and/or out of Level 3                                                --

--------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2008                                                         $6
--------------------------------------------------------------------------------------------








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.



--------------------------------------------------------------------------------
3 RIVERSOURCE DIVERSIFIED EQUITY INCOME FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (88.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
Boeing                                                    6,015              $256,660
Honeywell Intl                                            6,739               221,241
United Technologies                                      28,146             1,508,626
                                                                      ---------------
Total                                                                       1,986,527
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.4%)
CH Robinson Worldwide                                    14,103               776,088
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Delta Air Lines                                          21,157(b)            242,459
-------------------------------------------------------------------------------------


AUTOMOBILES (0.4%)
Harley-Davidson                                          47,861               812,201
-------------------------------------------------------------------------------------


BEVERAGES (3.0%)
Brown-Forman Cl B                                         8,426               433,855
Coca-Cola                                                53,011             2,399,808
PepsiCo                                                  69,135             3,786,524
                                                                      ---------------
Total                                                                       6,620,187
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (2.1%)
Amgen                                                    10,665(b)            615,904
Cephalon                                                  6,306(b)            485,814
Genentech                                                38,844(b)          3,220,556
Vertex Pharmaceuticals                                    9,042(b)            274,696
                                                                      ---------------
Total                                                                       4,596,970
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                    22,730               252,985
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.6%)
Goldman Sachs Group                                      21,562             1,819,617
Morgan Stanley                                           88,106             1,413,220
SEI Investments                                          12,121               190,421
                                                                      ---------------
Total                                                                       3,423,258
-------------------------------------------------------------------------------------


CHEMICALS (0.2%)
PPG Inds                                                  9,429               400,072
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.9%)
Pitney Bowes                                             15,980               407,170
Waste Management                                         45,498             1,507,804
                                                                      ---------------
Total                                                                       1,914,974
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.5%)
Cisco Systems                                            37,199(b)            606,344
Corning                                                  54,857               522,787
QUALCOMM                                                120,123             4,304,007
                                                                      ---------------
Total                                                                       5,433,138
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (6.0%)
Apple                                                    52,502(b)          4,481,045
Dell                                                    100,215(b)          1,026,202
EMC                                                      93,019(b)            973,909
IBM                                                      49,308             4,149,761
Lexmark Intl Cl A                                        26,885(b)            723,207
NCR                                                      44,418(b)            628,071
QLogic                                                   13,234(b)            177,865
Seagate Technology                                      109,230(c)            483,889
Western Digital                                          37,792(b)            432,718
                                                                      ---------------
Total                                                                      13,076,667
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
American Express                                         39,688               736,213
SLM                                                      41,898(b)            372,892
                                                                      ---------------
Total                                                                       1,109,105
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.7%)
Career Education                                          9,496(b)            170,358
H&R Block                                                62,363             1,416,888
                                                                      ---------------
Total                                                                       1,587,246
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.2%)
Bank of America                                          40,774               474,609
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Embarq                                                   11,939               429,326
Windstream                                               23,548               216,642
                                                                      ---------------
Total                                                                         645,968
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Avnet                                                    35,903(b)            653,794
Jabil Circuit                                           146,165               986,613
                                                                      ---------------
Total                                                                       1,640,407
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.4%)
Baker Hughes                                             16,847               540,283
ENSCO Intl                                                7,329               208,070
Halliburton                                             113,503             2,063,485
Nabors Inds                                              43,771(b,c)          523,939
Noble                                                     9,111               201,262
Oil States Intl                                           6,660(b)            124,475
Patterson-UTI Energy                                     30,658               352,874
Unit                                                     10,680(b)            285,370
Weatherford Intl                                         87,137(b)            942,822
                                                                      ---------------
Total                                                                       5,242,580
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (6.4%)
Kroger                                                   13,157               347,476
SYSCO                                                    18,723               429,506
Walgreen                                                 79,096             1,951,298
Wal-Mart Stores                                         201,158            11,276,918
                                                                      ---------------
Total                                                                      14,005,198
-------------------------------------------------------------------------------------


FOOD PRODUCTS (2.3%)
Campbell Soup                                             6,586               197,646
Dean Foods                                               11,329(b)            203,582
General Mills                                            42,050             2,554,538
Hershey                                                   5,154               179,050
HJ Heinz                                                 11,947               449,207
JM Smucker                                                7,276               315,487
Kellogg                                                   6,832               299,583
McCormick & Co                                            8,187               260,838
Sara Lee                                                 48,646               476,244
                                                                      ---------------
Total                                                                       4,936,175
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
Questar                                                  15,325               500,974
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Becton Dickinson & Co                                     2,805               191,834
Edwards Lifesciences                                      3,746(b)            205,843
Medtronic                                                10,757               337,985
Varian Medical Systems                                    8,212(b)            287,748
                                                                      ---------------
Total                                                                       1,023,410
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (4.0%)
Aetna                                                    23,925               681,863
Cardinal Health                                          53,021             1,827,633
CIGNA                                                    79,886             1,346,079
Health Net                                               53,361(b)            581,101
Humana                                                    5,400(b)            201,312
Lincare Holdings                                         17,244(b)            464,381
Omnicare                                                 17,805               494,267
Quest Diagnostics                                         8,582               445,492
UnitedHealth Group                                       70,771             1,882,508
WellPoint                                                20,858(b)            878,748
                                                                      ---------------
Total                                                                       8,803,384
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (0.1%)
Panera Bread Cl A                                         4,520(b)            236,125
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


HOUSEHOLD DURABLES (0.4%)
Black & Decker                                            2,518              $105,278
Garmin                                                   13,682(c)            262,284
NVR                                                         399(b)            182,044
Pulte Homes                                              29,667               324,260
                                                                      ---------------
Total                                                                         873,866
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.5%)
Clorox                                                    4,295               238,630
Kimberly-Clark                                           16,228               855,865
                                                                      ---------------
Total                                                                       1,094,495
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.9%)
3M                                                       19,039             1,095,504
Tyco Intl                                                39,330(c)            849,528
                                                                      ---------------
Total                                                                       1,945,032
-------------------------------------------------------------------------------------


INSURANCE (1.9%)
ACE                                                      19,606(c)          1,037,550
AFLAC                                                    13,793               632,271
American Intl Group                                     152,634               239,635
Axis Capital Holdings                                    17,172(c)            500,049
Brown & Brown                                            20,218               422,556
HCC Insurance Holdings                                   10,588               283,229
Prudential Financial                                     24,621               745,031
WR Berkley                                               13,052               404,612
                                                                      ---------------
Total                                                                       4,264,933
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (0.5%)
Google Cl A                                               3,664(b)          1,127,230
-------------------------------------------------------------------------------------


IT SERVICES (2.2%)
Affiliated Computer Services Cl A                        22,661(b)          1,041,272
Automatic Data Processing                                 4,667               183,600
Global Payments                                           4,125               135,259
Hewitt Associates Cl A                                   25,465(b)            722,697
MasterCard Cl A                                           4,743               677,917
Paychex                                                  33,633               883,875
SAIC                                                     19,236(b)            374,717
Western Union                                            62,078               890,199
                                                                      ---------------
Total                                                                       4,909,536
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.3%)
Hasbro                                                   13,693               399,425
Mattel                                                   17,454               279,264
                                                                      ---------------
Total                                                                         678,689
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.2%)
Illumina                                                 13,552(b)            353,030
-------------------------------------------------------------------------------------


MACHINERY (1.5%)
Bucyrus Intl                                              9,600               177,792
Deere & Co                                                5,940               227,621
Dover                                                    15,182               499,791
Illinois Tool Works                                      38,862             1,362,114
Ingersoll-Rand Cl A                                      16,412(c)            284,748
Joy Global                                               10,637               243,481
PACCAR                                                    7,766               222,108
Parker Hannifin                                           6,736               286,549
                                                                      ---------------
Total                                                                       3,304,204
-------------------------------------------------------------------------------------


MEDIA (0.4%)
DreamWorks Animation SKG Cl A                             7,933(b)            200,388
News Corp Cl A                                           54,120               491,951
Viacom Cl B                                              13,824(b)            263,485
                                                                      ---------------
Total                                                                         955,824
-------------------------------------------------------------------------------------


METALS & MINING (1.0%)
Cliffs Natural Resources                                 11,318               289,854
Nucor                                                    31,842             1,471,100
United States Steel                                      11,305               420,546
                                                                      ---------------
Total                                                                       2,181,500
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.5%)
Big Lots                                                 11,151(b)            161,578
Dollar Tree                                              14,466(b)            604,679
Family Dollar Stores                                     27,906               727,509
Kohl's                                                   36,749(b)          1,330,314
Target                                                   14,289               493,399
                                                                      ---------------
Total                                                                       3,317,479
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.1%)
CenterPoint Energy                                       18,207               229,772
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (8.9%)
Alpha Natural Resources                                   8,395(b)            135,915
Arch Coal                                                17,080               278,233
Cabot Oil & Gas                                          15,220               395,720
Chesapeake Energy                                        61,770               998,821
CONSOL Energy                                            25,270               722,217
Encore Acquisition                                        7,794(b)            198,903
EOG Resources                                            18,260             1,215,751
Exxon Mobil                                              53,159             4,243,683
Frontline                                                 6,948(c)            205,730
Hess                                                     20,773             1,114,264
Massey Energy                                            11,002               151,718
Murphy Oil                                               11,639               516,190
Occidental Petroleum                                     93,787             5,626,281
Peabody Energy                                           19,959               454,067
Petrohawk Energy                                         36,793(b)            575,075
Plains Exploration & Production                          12,513(b)            290,802
Southwestern Energy                                      36,274(b)          1,050,858
St. Mary Land & Exploration                               7,825               158,926
Sunoco                                                   10,183               442,553
Valero Energy                                             9,739               210,752
Walter Inds                                               8,859               155,121
Whiting Petroleum                                         6,375(b)            213,308
                                                                      ---------------
Total                                                                      19,354,888
-------------------------------------------------------------------------------------


PHARMACEUTICALS (9.4%)
Eli Lilly & Co                                           38,381             1,545,603
Forest Laboratories                                      50,374(b)          1,283,026
Johnson & Johnson                                       189,194            11,319,478
Merck & Co                                              118,991             3,617,326
Mylan                                                    21,250(b)            210,163
Wyeth                                                    60,493             2,269,092
                                                                      ---------------
Total                                                                      20,244,688
-------------------------------------------------------------------------------------


ROAD & RAIL (5.8%)
Burlington Northern Santa Fe                             40,438             3,061,561
CSX                                                      59,613             1,935,634
Kansas City Southern                                     15,321(b)            291,865
Norfolk Southern                                         74,464             3,503,531
Ryder System                                             10,267               398,154
Union Pacific                                            74,461             3,559,236
                                                                      ---------------
Total                                                                      12,749,981
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.3%)
Altera                                                   76,008             1,270,094
Atmel                                                    47,780(b)            149,551
Integrated Device Technology                            170,665(b)            957,431
Intel                                                   315,542             4,625,846
Lam Research                                             38,697(b)            823,472
Linear Technology                                        41,262               912,715
Natl Semiconductor                                       75,284               758,110
NVIDIA                                                   17,275(b)            139,409
Texas Instruments                                        42,841               664,892
Xilinx                                                   69,851             1,244,745
                                                                      ---------------
Total                                                                      11,546,265
-------------------------------------------------------------------------------------


SOFTWARE (2.2%)
ANSYS                                                    17,899(b)            499,203
Intuit                                                   37,458(b)            891,126
Microsoft                                                53,814             1,046,144
Oracle                                                   74,649(b)          1,323,527
Red Hat                                                  47,866(b)            632,789
Salesforce.com                                           15,515(b)            496,635
                                                                      ---------------
Total                                                                       4,889,424
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (6.8%)
Abercrombie & Fitch Cl A                                 31,643               730,004
American Eagle Outfitters                                40,644               380,428
AutoZone                                                  3,256(b)            454,114
Bed Bath & Beyond                                        57,804(b)          1,469,378
Best Buy                                                 38,200             1,073,802
Gap                                                      16,005               214,307
Home Depot                                              156,651             3,606,106
Limited Brands                                           16,521               165,871
Lowe's Companies                                        141,581             3,046,823
O'Reilly Automotive                                       6,962(b)            214,012
Ross Stores                                              43,284             1,286,833
Sherwin-Williams                                         13,092               782,247
Staples                                                  60,164             1,078,139
Urban Outfitters                                          9,287(b)            139,119
Williams-Sonoma                                          35,102               275,902
                                                                      ---------------
Total                                                                      14,917,085
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach                                                    31,199(b)            648,003
Nike Cl B                                                13,451               686,001
                                                                      ---------------
Total                                                                       1,334,004
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.2%)
Freddie Mac                                              49,091                34,860
Hudson City Bancorp                                      31,761               506,905
                                                                      ---------------
Total                                                                         541,765
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TOBACCO (1.1%)
Altria Group                                             63,954              $963,147
Philip Morris Intl                                       29,945             1,302,907
UST                                                       3,532               245,050
                                                                      ---------------
Total                                                                       2,511,104
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal                                                 11,987               417,747
WW Grainger                                               2,624               206,876
                                                                      ---------------
Total                                                                         624,623
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $266,374,516)                                                     $193,690,124
-------------------------------------------------------------------------------------



MONEY MARKET FUND (9.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              19,642,876(d)        $19,642,876
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $19,642,876)                                                       $19,642,876
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $286,017,392)(e)                                                  $213,333,000
=====================================================================================





INVESTMENTS IN DERIVATIVES


At Dec. 31, 2008, $1,188,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        48            $10,801,200      March 2009         $159,234


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 1.9% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(e) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $286,017,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $3,916,000
     Unrealized depreciation                                                      (76,600,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(72,684,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.




--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                   FAIR VALUE AT DEC. 31, 2008
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $213,333,000          $--             $--        $213,333,000
Other financial instruments*                            159,234           --              --             159,234

----------------------------------------------------------------------------------------------------------------
Total                                              $213,492,234          $--             $--        $213,492,234
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED LARGE CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                  RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (94.1%)
ISSUER                                                 SHARES                VALUE(a)
AIRLINES (0.4%)
Southwest Airlines                                       9,085                $78,313
-------------------------------------------------------------------------------------


AUTOMOBILES (0.3%)
Ford Motor                                               9,738(b)              22,299
General Motors                                           4,343                 13,898
Harley-Davidson                                          1,145                 19,431
                                                                      ---------------
Total                                                                          55,628
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                    2,553                 28,415
-------------------------------------------------------------------------------------


CAPITAL MARKETS (1.3%)
Bank of America                                          5,190                 60,412
Franklin Resources                                         558                 35,589
Morgan Stanley                                          11,322                181,605
                                                                      ---------------
Total                                                                         277,606
-------------------------------------------------------------------------------------


CHEMICALS (2.1%)
Celanese Series A                                        5,101                 63,405
Dow Chemical                                            21,462                323,862
PPG Inds                                                   602                 25,543
Sigma-Aldrich                                              755                 31,891
                                                                      ---------------
Total                                                                         444,701
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.8%)
Associated Banc-Corp                                     2,249                 47,072
BB&T                                                     3,879                106,517
Comerica                                                 1,293                 25,666
Fifth Third Bancorp                                      8,898                 73,497
First Horizon Natl                                       1,667                 17,621
KeyCorp                                                  3,352                 28,559
Marshall & Ilsley                                        1,246                 16,995
Popular                                                  4,138(c)              21,352
SunTrust Banks                                           1,287                 38,018
Synovus Financial                                        3,499                 29,042
US Bancorp                                               6,122                153,112
Webster Financial                                          772                 10,638
Wells Fargo & Co                                         4,208                 23,312
Zions Bancorporation                                       447                 10,956
                                                                      ---------------
Total                                                                         602,357
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.3%)
Republic Services                                        4,509                111,789
Waste Management                                         5,019                166,330
                                                                      ---------------
Total                                                                         278,119
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (0.4%)
Lexmark Intl Cl A                                        2,570(b)              69,133
NCR                                                      1,558(b)              22,030
                                                                      ---------------
Total                                                                          91,163
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Quanta Services                                          2,481(b)              49,124
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.4%)
Capital One Financial                                    1,567                 49,972
Discover Financial Services                              2,614                 24,911
SLM                                                      1,770(b)              15,753
                                                                      ---------------
Total                                                                          90,636
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.1%)
Sonoco Products                                          1,248                 28,904
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (9.2%)
Bank of America                                         35,587                501,065
Citigroup                                               87,546                587,434
JPMorgan Chase & Co                                     27,745                874,799
                                                                      ---------------
Total                                                                       1,963,298
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Embarq                                                   2,284                 82,133
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (3.1%)
Duke Energy                                              4,445                 66,719
Entergy                                                    621                 51,624
Exelon                                                   4,753                264,314
FirstEnergy                                              4,263                207,097
Hawaiian Electric Inds                                   3,775                 83,579
                                                                      ---------------
Total                                                                         673,333
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Ingram Micro Cl A                                        3,145(b)              42,112
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.9%)
BJ Services                                              3,840                 44,813
ENSCO Intl                                               3,241                 92,011
Helmerich & Payne                                        2,278                 51,825
Nabors Inds                                              4,062(b,c)            48,622
Oil States Intl                                            885(b)              16,541
Patterson-UTI Energy                                     5,172                 59,530
Tidewater                                                  785                 31,612
Unit                                                     2,049(b)              54,749
                                                                      ---------------
Total                                                                         399,703
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (5.2%)
BJ's Wholesale Club                                        556(b)              19,049
Kroger                                                   2,331                 61,562
Wal-Mart Stores                                         18,464              1,035,091
                                                                      ---------------
Total                                                                       1,115,702
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.8%)
Campbell Soup                                              777                 23,318
Corn Products Intl                                         759                 21,897
General Mills                                            2,174                132,071
Hershey                                                    608                 21,122
JM Smucker                                                 825                 35,772
Kellogg                                                    918                 40,254
Sara Lee                                                 8,882                 86,955
Tyson Foods Cl A                                         2,423                 21,225
                                                                      ---------------
Total                                                                         382,614
-------------------------------------------------------------------------------------


GAS UTILITIES (0.4%)
Energen                                                    914                 26,808
Natl Fuel Gas                                              694                 21,743
Questar                                                    860                 28,113
                                                                      ---------------
Total                                                                          76,664
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Covidien                                                 2,247                 81,431
Teleflex                                                 1,368                 68,537
                                                                      ---------------
Total                                                                         149,968
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.3%)
CIGNA                                                    8,403                141,591
Omnicare                                                 3,715                103,128
Universal Health Services Cl B                             651                 24,458
                                                                      ---------------
Total                                                                         269,177
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (2.0%)
DR Horton                                                9,161                 64,768
Leggett & Platt                                          5,196                 78,927
Lennar Cl A                                              3,650                 31,646
MDC Holdings                                             1,048                 31,754
NVR                                                        165(b)              75,281
Pulte Homes                                              1,350                 14,756
Snap-On                                                  1,132                 44,578
Toll Brothers                                            3,167(b)              67,869
Whirlpool                                                  521                 21,543
                                                                      ---------------
Total                                                                         431,122
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (2.6%)
Procter & Gamble                                         9,067                560,522
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Mirant                                                   1,575(b)             $29,720
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.9%)
Tyco Intl                                               28,899(c)             624,218
-------------------------------------------------------------------------------------


INSURANCE (12.1%)
Allied World Assurance Holdings                          1,682(c)              68,289
Allstate                                                17,990                589,353
American Financial Group                                 1,479                 33,840
Aon                                                      1,018                 46,502
Axis Capital Holdings                                    3,304(c)              96,212
Cincinnati Financial                                       713                 20,727
Endurance Specialty Holdings                             1,153(c)              35,201
Everest Re Group                                           490(c)              37,309
Fidelity Natl Financial Cl A                             5,397                 95,797
First American                                           2,743                 79,245
Hartford Financial Services Group                       13,426                220,455
HCC Insurance Holdings                                   1,375                 36,781
Marsh & McLennan Companies                               9,282                225,274
Nationwide Financial Services Cl A                         480                 25,061
Old Republic Intl                                        4,502                 53,664
PartnerRe                                                  286(c)              20,383
Progressive                                             15,877                235,138
Prudential Financial                                     5,468                165,462
RenaissanceRe Holdings                                   1,178(c)              60,738
Transatlantic Holdings                                     369                 14,782
Travelers Companies                                      6,789                306,863
Unum Group                                               2,417                 44,956
WR Berkley                                               1,798                 55,738
                                                                      ---------------
Total                                                                       2,567,770
-------------------------------------------------------------------------------------


IT SERVICES (0.5%)
Affiliated Computer Services Cl A                        2,503(b)             115,013
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.4%)
Eastman Kodak                                            4,323                 28,445
Hasbro                                                   2,285                 66,654
                                                                      ---------------
Total                                                                          95,099
-------------------------------------------------------------------------------------


MACHINERY (1.0%)
Dover                                                    1,147                 37,759
Flowserve                                                  350                 18,025
Gardner Denver                                           1,898(b)              44,299
Ingersoll-Rand Cl A                                      5,607(c)              97,282
Trinity Inds                                             1,446                 22,789
                                                                      ---------------
Total                                                                         220,154
-------------------------------------------------------------------------------------


MEDIA (5.6%)
Cablevision Systems Cl A                                 1,353                 22,785
CBS Cl B                                                33,397                273,521
Comcast Cl A                                            29,864                504,105
Gannett                                                  9,490                 75,920
New York Times Cl A                                      2,016                 14,777
News Corp Cl A                                           4,102                 37,287
Time Warner                                             27,915                280,825
                                                                      ---------------
Total                                                                       1,209,220
-------------------------------------------------------------------------------------


METALS & MINING (3.0%)
Alcoa                                                   10,073                113,422
Commercial Metals                                        2,210                 26,233
Freeport-McMoRan Copper & Gold                           4,485                109,613
Nucor                                                    5,282                244,028
Reliance Steel & Aluminum                                1,029                 20,518
United States Steel                                      3,768                140,170
                                                                      ---------------
Total                                                                         653,984
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.0%)
Family Dollar Stores                                     3,778                 98,492
Kohl's                                                   3,016(b)             109,180
                                                                      ---------------
Total                                                                         207,672
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.4%)
MDU Resources Group                                      2,518                 54,338
Wisconsin Energy                                           369                 15,491
Xcel Energy                                                953                 17,678
                                                                      ---------------
Total                                                                          87,507
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (11.4%)
Apache                                                   2,582                192,436
Cabot Oil & Gas                                          1,622                 42,172
Chesapeake Energy                                        7,758                125,447
Cimarex Energy                                           2,564                 68,664
ConocoPhillips                                          14,929                773,323
Devon Energy                                             3,174                208,564
Encore Acquisition                                       1,316(b)              33,584
EOG Resources                                            2,673                177,968
Forest Oil                                               1,050(b)              17,315
Mariner Energy                                           1,101(b)              11,230
Noble Energy                                             1,120                 55,126
Petrohawk Energy                                         5,265(b)              82,292
Pioneer Natural Resources                                3,813                 61,694
Plains Exploration & Production                          1,570(b)              36,487
St. Mary Land & Exploration                                966                 19,619
Sunoco                                                   2,653                115,299
Tesoro                                                   7,139                 94,021
Valero Energy                                            7,916                171,302
XTO Energy                                               3,947                139,211
                                                                      ---------------
Total                                                                       2,425,754
-------------------------------------------------------------------------------------


PHARMACEUTICALS (6.9%)
Forest Laboratories                                      3,851(b)              98,085
King Pharmaceuticals                                    12,113(b)             128,640
Pfizer                                                  61,375              1,086,951
Wyeth                                                    4,318                161,968
                                                                      ---------------
Total                                                                       1,475,644
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet                                           390                 30,108
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (2.2%)
Annaly Capital Management                                3,965                 62,925
Boston Properties                                          562                 30,910
Digital Realty Trust                                     1,245                 40,898
Equity Residential                                       2,330                 69,481
HCP                                                      1,290                 35,823
Health Care REIT                                           750                 31,650
Liberty Property Trust                                     862                 19,679
Nationwide Health Properties                               919                 26,394
Public Storage                                             924                 73,457
United Dominion Realty Trust                               814                 11,225
Ventas                                                   1,250                 41,963
Vornado Realty Trust                                       502                 30,296
                                                                      ---------------
Total                                                                         474,701
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
St. Joe                                                    743(b)              18,070
-------------------------------------------------------------------------------------


ROAD & RAIL (2.4%)
Kansas City Southern                                     2,140(b)              40,767
Norfolk Southern                                         8,037                378,141
Ryder System                                             2,716                105,326
                                                                      ---------------
Total                                                                         524,234
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.1%)
LSI                                                      5,985(b)              19,691
-------------------------------------------------------------------------------------


SOFTWARE (0.4%)
Symantec                                                 5,870(b)              79,362
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (3.9%)
AutoNation                                               4,149(b)              40,992
Foot Locker                                              6,936                 50,910
Home Depot                                              28,579                657,889
Limited Brands                                           2,555                 25,652
RadioShack                                               4,512                 53,873
Signet Jewelers                                          1,668(c)              14,462
                                                                      ---------------
Total                                                                         843,778
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Jones Apparel Group                                      3,242                 18,998
VF                                                         609                 33,355
                                                                      ---------------
Total                                                                          52,353
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.5%)
Capitol Federal Financial                                  345                 15,732
Hudson City Bancorp                                      4,273                 68,197
People's United Financial                                1,773                 31,613
                                                                      ---------------
Total                                                                         115,542
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


TRADING COMPANIES & DISTRIBUTORS (0.3%)
GATX                                                     2,075                $64,263
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel                                           46,917(b)              85,858
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $22,166,817)                                                       $20,191,029
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              1,152,107(d)          $1,152,107
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,152,107)                                                         $1,152,107
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $23,318,924)(e)                                                    $21,343,136
=====================================================================================




INVESTMENTS IN DERIVATIVES


At Dec. 31, 2008, $49,500 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT DEC. 31, 2008



                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                         2             $450,050        March 2009          $12,818



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 5.2% of net assets.

(d) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(e) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $23,319,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,011,000
     Unrealized depreciation                                                      (2,987,000)

     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(1,976,000)
     ---------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                    FAIR VALUE AT DEC. 31, 2008
                                                  --------------------------------------------------------------
                                                       LEVEL 1          LEVEL 2
                                                    QUOTED PRICES        OTHER          LEVEL 3
                                                      IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                     MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                       IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                            $21,343,136          $--             $--        $21,343,136
Other financial instruments*                              12,818           --              --             12,818

----------------------------------------------------------------------------------------------------------------
Total                                                $21,355,954          $--             $--        $21,355,954
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.







--------------------------------------------------------------------------------
3 RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE DISCIPLINED LARGE CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE MID CAP VALUE FUND

                                AT DEC. 31, 2008



DEC. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (97.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
Goodrich                                               489,698            $18,128,620
-------------------------------------------------------------------------------------


AIRLINES (2.9%)
AMR                                                    862,689(b)           9,204,892
Continental Airlines Cl B                              440,717(b)           7,959,349
Delta Air Lines                                      1,749,540(b)          20,049,728
UAL                                                    348,910              3,844,988
US Airways Group                                     1,142,129(b)           8,828,657
                                                                      ---------------
Total                                                                      49,887,614
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.1%)
ArvinMeritor                                           338,677                965,229
-------------------------------------------------------------------------------------


CAPITAL MARKETS (0.8%)
Invesco                                              1,005,412             14,518,149
-------------------------------------------------------------------------------------


CHEMICALS (3.9%)
Eastman Chemical                                       803,299             25,472,611
Lubrizol                                               499,289             18,169,127
PPG Inds                                               557,998             23,675,855
                                                                      ---------------
Total                                                                      67,317,593
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.0%)
Cullen/Frost Bankers                                   141,158              7,153,887
Huntington Bancshares                                  981,674              7,519,623
KeyCorp                                                903,258              7,695,758
M&T Bank                                               106,791              6,130,871
Regions Financial                                      823,635              6,556,135
                                                                      ---------------
Total                                                                      35,056,274
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (1.0%)
Ritchie Bros Auctioneers                               801,894(c)          17,176,569
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (2.2%)
Chicago Bridge & Iron                                  553,046(c)           5,558,112
Fluor                                                  196,910              8,835,352
Foster Wheeler                                         300,797(b)           7,032,634
Insituform Technologies Cl A                           131,980(b)           2,598,686
Jacobs Engineering Group                               196,993(b)           9,475,363
KBR                                                    286,303              4,351,806
                                                                      ---------------
Total                                                                      37,851,953
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.7%)
CEMEX ADR                                            1,396,320(b,c)        12,762,365
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.5%)
Genuine Parts                                          235,640              8,921,330
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (1.1%)
Apollo Management LP                                   261,000(d,e)           391,500
CIT Group                                            4,135,088             18,773,300
                                                                      ---------------
Total                                                                      19,164,800
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
CenturyTel                                             455,025             12,435,833
Embarq                                                 327,509             11,777,224
Qwest Communications Intl                            6,714,141             24,439,474
Windstream                                           1,450,187             13,341,720
                                                                      ---------------
Total                                                                      61,994,251
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.8%)
Allegheny Energy                                       658,468             22,295,726
Pepco Holdings                                       1,085,367             19,276,118
Pinnacle West Capital                                  244,462              7,854,564
                                                                      ---------------
Total                                                                      49,426,408
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (3.0%)
AO Smith                                               402,546             11,883,158
Cooper Inds Cl A                                     1,044,351             30,526,380
Rockwell Automation                                    299,983              9,671,452
                                                                      ---------------
Total                                                                      52,080,990
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.7%)
Agilent Technologies                                 1,080,245(b)          16,884,229
Celestica                                            2,669,398(b,c)        12,305,925
                                                                      ---------------
Total                                                                      29,190,154
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (3.0%)
BJ Services                                          1,581,559             18,456,794
Cameron Intl                                           612,428(b)          12,554,774
Transocean                                             177,213(b)           8,373,314
Weatherford Intl                                     1,156,542(b)          12,513,784
                                                                      ---------------
Total                                                                      51,898,666
-------------------------------------------------------------------------------------


FOOD PRODUCTS (--%)
Reddy Ice Holdings                                     335,073                482,505
-------------------------------------------------------------------------------------


GAS UTILITIES (1.3%)
Equitable Resources                                    259,621              8,710,285
Questar                                                415,661             13,587,958
                                                                      ---------------
Total                                                                      22,298,243
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Hospira                                                327,972(b)           8,796,209
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (1.5%)
Humana                                                 479,560(b)          17,877,997
McKesson                                               208,221              8,064,399
                                                                      ---------------
Total                                                                      25,942,396
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.1%)
Royal Caribbean Cruises                              1,424,027             19,580,371
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (3.9%)
Centex                                                 385,431              4,100,986
DR Horton                                              762,540              5,391,158
KB Home                                                291,339              3,968,037
Mohawk Inds                                            278,437(b)          11,964,438
Pulte Homes                                            493,906              5,398,393
Stanley Works                                          729,801             24,886,213
Whirlpool                                              293,031             12,116,832
                                                                      ---------------
Total                                                                      67,826,057
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
McDermott Intl                                         379,672(b)           3,751,159
-------------------------------------------------------------------------------------


INSURANCE (15.9%)
Aon                                                    749,182             34,222,634
Arch Capital Group                                     129,240(b,c)         9,059,724
Assurant                                               623,047             18,691,410
Axis Capital Holdings                                1,139,041(c)          33,168,874
Everest Re Group                                       764,980(c)          58,245,578
Lincoln Natl                                         1,025,770             19,325,507
Marsh & McLennan Companies                             648,278             15,733,707
PartnerRe                                              782,909(c)          55,797,924
Willis Group Holdings                                  719,714(c)          17,906,484
XL Capital Cl A                                      3,801,461(c)          14,065,406
                                                                      ---------------
Total                                                                     276,217,248
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.7%)
Hasbro                                                 426,941             12,453,869
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.5%)
Covance                                                203,765(b)           9,379,303
-------------------------------------------------------------------------------------


MACHINERY (5.8%)
AGCO                                                   321,964(b)           7,595,131
Cummins                                                279,594              7,473,548
Eaton                                                  749,406             37,252,973
Ingersoll-Rand Cl A                                  1,032,432(c)          17,912,695
Manitowoc                                            1,049,047              9,084,747
Parker Hannifin                                        318,841             13,563,496
Terex                                                  446,833(b)           7,739,148
                                                                      ---------------
Total                                                                     100,621,738
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


MEDIA (1.3%)
Natl CineMedia                                       1,034,500            $10,489,830
Regal Entertainment Group Cl A                       1,237,800             12,637,938
                                                                      ---------------
Total                                                                      23,127,768
-------------------------------------------------------------------------------------


METALS & MINING (1.9%)
Freeport-McMoRan Copper & Gold                         395,226              9,659,323
Nucor                                                  400,100             18,484,620
United States Steel                                    142,668              5,307,250
                                                                      ---------------
Total                                                                      33,451,193
-------------------------------------------------------------------------------------


MULTILINE RETAIL (2.5%)
Family Dollar Stores                                 1,191,722             31,068,192
Macy's                                               1,132,670             11,723,135
                                                                      ---------------
Total                                                                      42,791,327
-------------------------------------------------------------------------------------


MULTI-UTILITIES (3.2%)
DTE Energy                                             365,896             13,051,510
Sempra Energy                                          573,336             24,441,314
Wisconsin Energy                                       450,210             18,899,816
                                                                      ---------------
Total                                                                      56,392,640
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (6.9%)
Chesapeake Energy                                      541,211              8,751,382
El Paso                                              1,720,613             13,472,400
Enbridge                                               923,394(c)          29,982,603
Newfield Exploration                                   775,358(b)          15,313,321
Pioneer Natural Resources                              643,876             10,417,914
Southwestern Energy                                    654,034(b)          18,947,365
Sunoco                                                 252,717             10,983,081
Ultra Petroleum                                        347,492(b)          11,991,949
                                                                      ---------------
Total                                                                     119,860,015
-------------------------------------------------------------------------------------


PHARMACEUTICALS (2.3%)
King Pharmaceuticals                                   963,712(b)          10,234,621
Mylan                                                3,057,265(b)          30,236,351
                                                                      ---------------
Total                                                                      40,470,972
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (3.6%)
AvalonBay Communities                                  212,818             12,892,514
Boston Properties                                      107,005              5,885,275
Equity Residential                                     617,998             18,428,701
General Growth Properties                            1,830,487              2,278,956
Rayonier                                               517,310             16,217,669
Ventas                                                 232,132              7,792,671
                                                                      ---------------
Total                                                                      63,495,786
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                                379,873(b)           9,238,511
-------------------------------------------------------------------------------------


ROAD & RAIL (1.8%)
CSX                                                    533,281             17,315,634
Kansas City Southern                                   771,381(b)          14,694,808
                                                                      ---------------
Total                                                                      32,010,442
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
ASML Holding                                           526,581(c)           9,515,319
Lam Research                                           604,047(b)          12,854,120
LSI                                                  4,048,587(b)          13,319,851
Maxim Integrated Products                            1,201,862             13,725,264
Microchip Technology                                   787,546             15,380,773
Micron Technology                                    2,989,193(b)           7,891,470
                                                                      ---------------
Total                                                                      72,686,797
-------------------------------------------------------------------------------------


SOFTWARE (3.1%)
Adobe Systems                                          399,008(b)           8,494,880
Autodesk                                               464,636(b)           9,130,097
BMC Software                                           491,271(b)          13,220,103
McAfee                                                 676,394(b)          23,382,941
                                                                      ---------------
Total                                                                      54,228,021
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (0.6%)
Bed Bath & Beyond                                      439,520(b)          11,172,598
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (1.1%)
VF                                                     347,209             19,016,637
-------------------------------------------------------------------------------------


TOBACCO (2.8%)
Lorillard                                              855,066             48,182,969
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,499,152,336)                                                 $1,699,815,739
-------------------------------------------------------------------------------------





BONDS (0.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES
Qwest Communications Intl
 Cv Sr Unsecured
 11-15-25                            3.50%           $5,518,000            $4,578,682
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,518,000)                                                         $4,578,682
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              16,981,993(f)        $16,981,993
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,981,993)                                                       $16,981,993
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,521,652,329)(g)                                              $1,721,376,414
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept. 30, 2008.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 16.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2008, the value of these securities amounted to $391,500 or 0.02% of net assets.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Apollo Management LP*                  08-02-07       $6,117,840


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(g) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $2,521,652,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $31,002,000
     Unrealized depreciation                                                     (831,278,000)

     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(800,276,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
2  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                                                   FAIR VALUE AT DEC. 31, 2008
                                                -----------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                        $1,716,797,732      $4,578,682         $--        $1,721,376,414








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
3  RIVERSOURCE MID CAP VALUE FUND -- PORTFOLIO OF INVESTMENTS AT DEC. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Investment Series, Inc.


By /s/ Patrick T. Bannigan
   ------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ------------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 26, 2009


By /s/ Jeffrey P. Fox
   ------------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 26, 2009